GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 10.  GOODWILL AND INTANGIBLE ASSETS, NET

The goodwill and intangible assets’ costs and accumulated amortization are presented in the following table:

(In millions of Euro)	Goodwill	Licenses, Patents and Trademarks	Software	Other	Total
Net book value as of December 31, 2017	€2,092.2	€46.5	€22.9	€51.5	€2,213.1
Gross Value	2,178.4	103.4	109.9	73.3	2,465.0
Accumulated depreciation	-	(57.9)	(90.0)	(19.6)	(167.5)
Net book value as of December 31, 2018	€2,178.4	€45.5	€19.9	€53.7	€2,297.5
Gross Value	2,199.2	103.9	90.1	91.0	2,484.2
Accumulated depreciation	-	(60.3)	(74.4)	(36.2)	(170.9)
Net book value as of December 31, 2019	€2,199.2	€43.6	€15.7	€54.8	€2,313.3
Gross Value	2,047.8	103.0	98.4	90.6	2,339.8
Accumulated depreciation	-	(60.9)	(79.7)	(45.6)	(186.2)
Net book value as of December 31, 2020	€2,047.8	€42.1	€18.7	€45.0	€2,153.6

10.1  Goodwill and Intangible assets, net

The changes in goodwill and intangible assets are presented in the following table:

(In millions of Euro)	Goodwill	Licenses, Patents and Trademarks	Software	Other	Total
Net book value as of December 31, 2017	€2,09.2	€46.5	€22.9	€51.5	€2,213.1
Additions - acquisitions - internal developments	-	-	3.3	-	3.3
Additions - other business combinations	-	0.2	-	10.9	11.1
Disposals - write-off	-	-	-	(0.5)	(0.5)
Depreciation expense for the year	-	(2.6)	(0.5)	(10.6)	(13.7)
Net foreign exchange differences	86.2	1.4	(5.8)	2.4	84.2
Net book value as of December 31, 2018	€2,178.4	€45.5	€19.9	€53.7	€2,297.5
Additions - acquisitions - internal developments	-	-	0.8	16.2	17.0
Additions - other business combinations	-	-	-	-	-
Depreciation expense for the year	-	(2.3)	(0.5)	(16.3)	(19.1)
Net foreign exchange differences	36.6	0.4	(4.5)	1.2	33.7
Other	(15.8)	-	-	-	(15.8)
Net book value as of December 31, 2019	€2,199.2	€43.6	€15.7	€54.8	€2,313.3
Additions - acquisitions - internal developments	-	2.4	0.2	8.5	11.1
Additions - other business combinations	-	-	-	-	-
Disposals - write-off	-	-	-	-	-
Depreciation expense for the year	-	(2.8)	(3.0)	(12.0)	(17.8)
Net foreign exchange differences	(151.2)	(3.1)	(0.2)	(2.9)	(157.4)
Other	(0.2)	2.0	6.0	(3.4)	4.4
Net book value as of December 31, 2020	€2,047.8	€42.1	€18.7	€45.0	€2,153.6

Technip Energies recognized identifiable intangible assets acquired in business combinations.
All of the acquired identifiable intangible assets are subject to amortization and, where applicable, foreign currency translation adjustments. There are no intangible assets with indefinite useful life except for the goodwill balances.

10.2  Goodwill

During 2020, no significant events occurred which might have caused to impair the carrying amount of goodwill or other intangible assets and property, plant and equipment. COVID-19 was not considered a trigger because it did not have material impact on the Group.

Goodwill was tested for impairment utilizing the methodology as discussed in Note 1.6.

The valuation of CGUs for the purpose of goodwill impairment test was determined primarily by utilizing the income approach by estimating the value in use. The income approach estimates the value in use by discounting each CGU’s estimated future cash flows using a weighted-average cost of capital that reflects current market conditions and the risk profile of the GCGU. To calculate future cash flows, Technip Energies used estimates of economic and market assumptions, including growth rates in revenues, costs, estimates of future expected changes in operating margins, tax rates and cash expenditures. Future revenues are adjusted to match changes in Technip Energies’ business strategy.

During the years ended December 31, 2020, 2019 and 2018, the Technip Energies Group did not record any goodwill impairment charges.

The following table presents the significant estimates used by management in determining the recoverable amount of the Technip Energies Group CGUs at December 31, 2020, 2019 and 2018:

	2020	2019	2018
Year of cash flows before terminal value	4	4	5
Risk-adjusted post-tax discount rate	15.0%	15.0%	12.0%

As discussed above, when evaluating the 2020, 2019 and 2018 quantitative impairment test results, management considered many factors in determining whether an impairment of goodwill for the group of CGUs was reasonably likely to occur in future periods, including future market conditions and the economic environment. Circumstances such as market declines, unfavorable economic conditions, loss of a major customer or other factors could increase the risk of impairment of goodwill for this group of CGUs in future periods.

A sensitivity analysis has been performed and has not identified any potential impairments. The excess of fair value over carrying amount for Technip Energies was approximately 300% of the respective carrying amounts for 2020, 400% for 2019 and 200% for 2018.